Condensed Interim Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 4,008	$ 13,488
Restricted cash	280	280
Short-term bank deposits	48,313	10,793
Trade receivable, net	377	153
Other assets - funds held in escrow	8,817	30,417
Prepaid expenses and other receivables	1,801	2,500
Total current assets	63,596	57,631
NON-CURRENT ASSETS:
Operating lease right-of-use assets	1,279	1,782
Property and equipment, net	1,207	1,374
Total non-current assets	2,486	3,156
Total assets	66,082	60,787
CURRENT LIABILITIES:
Trade payables	396	624
Operating lease liabilities	658	551
Employees and payroll accruals	2,578	3,283
Convertible bonds	9,339	30,614
Accrued expenses and other payables	2,184	1,334
Derivative Liabilities	57
Total current liabilities	15,212	36,406
LONG-TERM LIABILITIES:
Operating lease liabilities	1,428	1,457
Warrant Liability	336	428
Total long-term liabilities	1,764	1,885
SHAREHOLDERS’ EQUITY:
Ordinary Shares
Capital & Premium	337,074	275,453
Accumulated deficit	(287,968)	(252,957)
Total shareholders’ equity	49,106	22,496
Total liabilities and shareholders’ equity	$ 66,082	$ 60,787